As filed with the Securities and Exchange              Registration No. 33-75992
Commission on July 10, 2001                           Registration No. 811-2513

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                       POST-EFFECTIVE AMENDMENT NO. 24 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
        X         on July 20, 2001 pursuant to paragraph (b) of Rule 485
     --------

                                  PARTS A AND B

The Prospectus and the Statement of Additional Information, each dated May 1, 2001, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 24 by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 33-75992), as filed on April 17, 2001, and declared effective on May 1, 2001.

A Supplement dated July 20, 2001, to the Prospectus and a Supplement dated July 20, 2001 to the Statement of Additional Information are included in Parts A and B, respectively of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT C
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                        SUPPLEMENT DATED JULY 20, 2001 TO
                          PROSPECTUS DATED MAY 1, 2001

The information in this supplement updates and amends certain information in the prospectus dated May 1, 2001. You should read this supplement along with the prospectus.

1.   The following new investment options may be available under the contract.

         Franklin Templeton Variable Insurance Products Trust - Value Securities Fund (Class 2 shares)
         Janus Aspen Series - Capital Appreciation Portfolio (Service Shares)* Lord Abbett Series Fund, Inc. - Growth and Income Portfolio (Class VC shares)
         Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio (Class VC shares) Pilgrim Variable Products Trust (VP) Growth Opportunities Portfolio (Class R shares)
         Pilgrim Variable Products Trust (VP) International Value Portfolio (Class R shares)
         Pilgrim Variable Products Trust (VP) MidCap Opportunities Portfolio (Class R shares)
         Pilgrim Variable Products Trust (VP) SmallCap Opportunities Portfolio (Class R shares)
         Pioneer Variable Contracts Trust (VCT) Equity-Income Portfolio (Class I shares)
         Pioneer Variable Contracts Trust (VCT) Mid-Cap Value Portfolio (Class I shares)
         Pioneer Variable Contracts Trust (VCT) Pioneer Fund Portfolio (Class I shares)

     *Janus Aspen Series - Capital Appreciation Portfolio (Service Shares) is not available for investment until August 27, 2001.

     Some investment options may be unavailable through certain contracts or in some states.

2. The following adds information about the funds listed in item 1 of this supplement to pages 7 and 8 of the prospectus.

     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
                                                                                             TOTAL FUND                   NET FUND
                                                                                               ANNUAL                      ANNUAL
                                                                                              EXPENSES       TOTAL        EXPENSES
                                                   INVESTMENT                                 WITHOUT       WAIVERS        AFTER
                                                    ADVISORY       12B-1         OTHER       WAIVERS OR       AND        WAIVERS OR
     FUND NAME                                        FEES          FEE         EXPENSES     REDUCTIONS    REDUCTIONS    REDUCTIONS
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Franklin Value Securities Fund - Class 2
       Shares(8)                                      0.60%        0.25%         0.26%         1.11%           --          1.11%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Janus Aspen Series - Capital Appreciation
       Portfolio (Service Shares)(9)                  0.65%        0.25%         0.02%         0.92%           --          0.92%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Lord Abbett Growth and Income Portfolio -
       Class VC shares(10)                            0.50%          --          0.53%         1.03%           --          1.03%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Lord Abbett Mid-Cap Value Portfolio -
       Class VC shares(11)                            0.75%          --          0.81%         1.56%         0.46%         1.10%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Pilgrim VP Growth Opportunities Portfolio
       - Class R shares(12)                           0.75%          --          1.44%         2.19%         1.29%         0.90%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Pilgrim VP International Value Portfolio -
       Class R shares(12)                             1.00%          --          0.44%         1.44%         0.44%         1.00%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Pilgrim VP MidCap Opportunities Portfolio
       - Class R shares(12)                           0.75%          --          5.01%         5.76%         4.86%         0.90%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Pilgrim VP SmallCap Opportunities
       Portfolio - Class R shares(12)                 0.75%          --          0.23%         0.98%         0.08%         0.90%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Pioneer Equity-Income VCT Portfolio -
       Class I shares                                 0.65%          --          0.06%         0.71%           --          0.71%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Pioneer Fund VCT Portfolio - Class I
       Shares                                         0.65%          --          0.04%         0.69%           --          0.69%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Pioneer Mid-Cap Value VCT Portfolio -
       Class I shares                                 0.65%          --          0.12%         0.77%           --          0.77%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------

     -----------------
     FOOTNOTES:

(8) The manager has agreed in advance to make an estimated reduction of 0.02% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The amounts shown under "Investment Advisory Fees" and "Net Fund Annual Expenses Without Waivers or Reductions" do not reflect this voluntary reduction of fees. If this reduction was reflected the amounts shown under "Investment Advisory Fees" and "Net Fund Annual Expenses After Waivers or Reductions" would be 0.58% and 1.09%, respectively. The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(9) Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for the Portfolio. All expenses are shown without the effect of any expense offset arrangements.

(10) The Lord Abbett Growth and Income Portfolio has entered into an arrangement with its custodian pursuant to which any daily uninvested cash balances among the Portfolio's assets are used to reduce the Portfolio's custody fees. For the fiscal year ended December 31, 2000, this reduction was 0.01% of the Portfolio's average daily net assets. The expenses shown above do not take into account this expense reduction and are therefore higher than the actual expenses for the Portfolio. Had this fee reduction been taken into account, "Net Fund Annual Expenses After Waivers or Reductions" would be lower and would equal 1.02% for the Portfolio.

(11) For the fiscal year ended December 31, 2000, Lord Abbett & Co. ("Lord Abbett"), the investment adviser for the Lord Abbett Mid-Cap Value Portfolio, waived its investment advisory fees and subsidized other expenses. If Lord Abbett had not waived its advisory fees and reimbursed other expenses, the Portfolio's total annual expenses would have been 1.56% of its average daily net assets. Lord Abbett does not intend to waive its investment advisory fee for the fiscal year ending December 31, 2001, but has contractually agreed to reimburse expenses for the Portfolio for that period to the extent necessary to limit the Portfolio's "Other Expenses" to not more than 0.35% of its average daily net assets. The expenses shown in the above table have been restated to reflect the reimbursement agreement for the fiscal year ending December 31, 2001.

(12) The expenses shown in the above table are estimated based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's adviser has agreed for each Portfolio. ING Pilgrim Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit for each Portfolio is shown as "Net Fund Annual Expenses After Waivers or Reductions" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2001.

3. The following hypothetical examples add expense information about the funds listed in item 1 of this supplement to page 9 of the prospectus.

HYPOTHETICAL EXAMPLES:
ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total fund annual expenses, the maximum mortality and expense risk charge of 1.25% annually, the maximum administrative expense charge of 0.25% annually, and an annual maintenance fee of $20.00 (converted to a percentage of assets equal to 0.042%). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

---------------------------------------------
>   These examples are purely                               EXAMPLE A                                EXAMPLE B
    hypothetical.                                           ---------                                ---------
>   They should not be considered a                                                     If you leave your entire account value
    representation of past or future fees      If you withdraw your entire account      invested or if you select an income
    or expected returns.                       value at the end of the periods shown,   phase payment option at the end of the
>   Actual expenses and/or returns may         you would pay the following expenses,    periods shown, you would pay the
    be more or less than those shown in        including any applicable early           following expenses (no early
    these examples.                            withdrawal charge assessed:*             withdrawal charge is reflected):**
---------------------------------------------

                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR  3 YEARS   5 YEARS   10 YEARS
                                               ------   -------   -------   --------     ------  -------   -------   --------
Franklin Value Securities Fund                  $78      $136      $197       $299        $27      $82      $141       $299
Janus Aspen Capital Appreciation Portfolio      $76      $131      $188       $280        $25      $77      $131       $280
Lord Abbett Growth and Income Portfolio         $77      $134      $193       $291        $26      $80      $137       $291
Lord Abbett Mid-Cap Value Portfolio             $82      $149      $218       $341        $31      $96      $163       $341
Pilgrim VP Growth Opportunities Portfolio       $88      $166      $246       $398        $38      $114     $193       $398
Pilgrim VP International Value Portfolio        $81      $145      $212       $330        $30      $92      $157       $330
Pilgrim VP MidCap Opportunities Portfolio       $121     $258      $389       $651        $72      $212     $345       $651
Pilgrim VP SmallCap Opportunities Portfolio     $77      $132      $191       $286        $26      $79      $134       $286
Pioneer Equity-Income VCT Portfolio             $74      $125      $178       $259        $23      $70      $121       $259
Pioneer Fund VCT Portfolio                      $74      $124      $177       $257        $23      $70      $120       $257
Pioneer Mid-Cap Value VCT Portfolio             $75      $126      $181       $265        $23      $72      $124       $265

*This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. Under that schedule, if only one $1,000 purchase payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years one, three and five, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**This example does not apply if during the income phase a nonlifetime income phase payment option with variable payments is selected and a lump-sum withdrawal is requested within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Examples A.

4. The following information is added to Appendix IV, Description of Underlying Funds, in the prospectus:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - VALUE SECURITIES FUND (CLASS 2 SHARES)

INVESTMENT OBJECTIVE
A non-diversified Fund that seeks long-term total return. Income, while not a goal, is a secondary consideration.

POLICIES
Under normal market conditions, will invest at least 65% of total assets in equity securities of companies that the Fund's manager believes are selling substantially below the underlying value of their assets or their private market value (what a sophisticated investor would pay for the entire company). May invest in equity securities of any sized company, and may invest primarily in small capitalization companies, with market capitalization values (share price multiplied by the number of common stock shares outstanding) of less than $1.5 billion. From time to time, may have significant investments in particular sectors such as financial services.

PRINCIPAL RISKS
While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. The manager may invest in value securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, value securities may not increase in value as anticipated by the manager and may even decline further. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. By having significant investment in particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors. Because the Fund is non-diversified, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified Fund. Therefore, the Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities.

INVESTMENT ADVISER:  Franklin Advisory Services, LLC


JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO (SERVICE SHARES)

INVESTMENT OBJECTIVE
A nondiversified portfolio that seeks long-term growth of capital.

POLICIES
A nondiversified portfolio that invests primarily in common stocks selected for their growth potential. May invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country or organization, place of principal business activity, or other similar selection criteria. This approach is used for both domestic and foreign securities. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS
Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. In addition, a nondiversified portfolio may hold larger positions in a smaller number of issuers. As a result, a single security's increase or decrease in value may have a greater impact on the fund's net asset value and total return than a comparable diversified fund. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs.

INVESTMENT ADVISER: Janus Capital Corporation

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO (CLASS VC SHARES)

INVESTMENT OBJECTIVE
Seeks long-term growth of capital and income without excessive fluctuations in market value.

POLICIES
Purchases stocks of large, seasoned, U.S. and multinational companies which the Fund believes are undervalued. Under normal circumstances, will invest at least 65% of total assets in equity securities of these companies. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants. The Fund chooses stocks using: quantitative research to identify stocks the Fund believes represent the best bargains; fundamental research to learn about a company's operating environment, resources and strategic plans and to assess its prospects for exceeding earnings expectations; and business cycle analysis to determine how buying or selling securities changes the overall portfolio's sensitivity to interest rates and economic conditions. The Fund is intended for investors looking for long-term growth with low fluctuations in market value. For this reason, the Fund will forgo some opportunities for gains when, in the Fund's judgment, they are too risky. The Fund tries to keep its assets invested in securities selling at reasonable prices in relation to value. At times, may invest temporarily in short-term fixed income securities such as U.S. Government obligations, bank certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements.

PRINCIPAL RISKS
Subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and large company stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

INVESTMENT ADVISER: Lord, Abbett & Co.


LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO (CLASS VC SHARES)

INVESTMENT OBJECTIVE
Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

POLICIES
Under normal conditions, will invest at least 65% of total assets in equity securities of mid-sized companies, with market capitalizations of roughly $500 million to $10 billion. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants. Generally, using a value approach, tries to identify stocks of companies that have the potential for significant market appreciation, due to growing recognition of improvement in their financial results, or increasing anticipation of such improvement. In trying to identify those companies, the Fund looks for such factors as: changes in economic and financial environment; new or improved products or services; new or rapidly expanding markets; changes in management or structure of the company; price increases for the company's products or services; improved efficiencies resulting from new technologies or changes in distribution; and changes in government regulations, political climate or competitive conditions. At times, may invest temporarily in short-term fixed income securities such as U.S. Government obligations, bank certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements.

PRINCIPAL RISKS
Subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Mid-sized companies may be less able to weather economic shifts or other adverse developments than larger more established companies. The Fund's portfolio may perform differently than the market as a whole and other types of stocks, such as growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

INVESTMENT ADVISER: Lord, Abbett & Co.


PILGRIM VARIABLE PRODUCTS TRUST (VP) GROWTH OPPORTUNITIES PORTFOLIO (CLASS R SHARES)

INVESTMENT OBJECTIVE
Seeks long-term growth of capital.

POLICIES
Invests primarily in common stock of U.S. companies that the portfolio managers feel have above average prospects for growth. Under normal market conditions, invests at least 65% of total assets in securities purchased on the basis of the potential for capital appreciation. Securities may be from large-cap, mid-cap or small-cap companies. Portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. Portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

PRINCIPAL RISKS
You could lose money on an investment. The Portfolio may be affected by the following risks, among others: price volatility, market trends and inability to sell securities. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may go up or down, sometimes rapidly or unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the portfolio managers feel have the potential for rapid growth, which may result in a higher risk of price volatility than a fund that emphasizes other styles of investing. The Portfolio may invest in small and medium-sized companies which may be more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Market trends refers to the risk that from time to time the stock market may not favor the growth securities in which the Portfolio invests. Inability to sell securities refers to the risk that securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

INVESTMENT ADVISER: ING Pilgrim Investments, LLC


PILGRIM VARIABLE PRODUCTS TRUST (VP) INTERNATIONAL VALUE PORTFOLIO (CLASS R SHARES)

INVESTMENT OBJECTIVE
Seeks long-term capital appreciation.

POLICIES
Invests primarily in foreign companies with market capitalizations greater than $1 billion, but may hold up to 25% of assets in companies with smaller market capitalizations. Portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value. Hold common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities. Under normal circumstances, will invest at least 65% of total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries. May invest up to the greater of 20% of its assets in any one country or industry, or, 150% of the weighting of the country or industry in the Morgan Stanley Capital International Europe Australia Far East Index, as long as the Portfolio meets any industry concentration or diversification requirements under the Investment Company Act of 1940.

PRINCIPAL RISKS
You could lose money on an investment in the Portfolio. The Portfolio's investments may be affected by the following risks among others: risks of foreign investing, price volatility, market trends, and inability to sell securities. Risks of foreign investing refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. The risks may be greater for investments in emerging market countries, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may go up or down, sometimes rapidly or unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and may are dependent on a few key managers. Market trends refers to the risk that from time to time the stock market may not favor the value-oriented stocks in which the Portfolio invests. In fact, the market may not favor equities at all. Inability to sell securities refers to the risk that securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

INVESTMENT ADVISER: ING Pilgrim Investments, LLC
SUBADVISER: Brandes Investment Partners, L.P.


PILGRIM VARIABLE PRODUCTS TRUST (VP) MIDCAP OPPORTUNITIES PORTFOLIO (CLASS R SHARES)

INVESTMENT OBJECTIVE
Seeks long-term capital appreciation.

POLICIES
Invests primarily in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth. For this Portfolio, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Standard & Poor's (S&P) MidCap 400 Index. As of March 31, 2001, the market capitalization of companies in the S&P MidCap 400 Index ranged from $200 million to $8.6 billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes. Portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. Portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure. The Portfolio may invest in initial public offerings.

PRINCIPAL RISKS
You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility, market trends and inability to sell securities. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may go up or down, sometimes rapidly or unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the portfolio managers feel have the potential for growth, which may result in a higher risk of price volatility than a fund that emphasizes other styles of investing. The Portfolio invests in medium-sized companies which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers. Market trends refers to the risk that from time to time the stock market may not favor the mid-cap growth securities in which the Portfolio invests. The market may not favor equities at all. Inability to sell securities refers to the risk that securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

INVESTMENT ADVISER: ING Pilgrim Investments, LLC


PILGRIM VARIABLE PRODUCTS TRUST (VP) SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS R SHARES)

INVESTMENT OBJECTIVE
Seeks long-term capital appreciation.

POLICIES
Invests at least 65% of total assets in the common stock of smaller, lesser-known U.S. companies that the portfolio manager believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change as the range of the companies included in the Russell 2000 Index changes. The market capitalization of companies held by the Portfolio as of March 31, 2001, ranged from $82 million to $76.7 billion. Portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a brand-oriented approach in structuring the portfolio and a sell discipline. Portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure. The Portfolio may invest in initial public offerings.

PRINCIPAL RISKS
You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility, market trends and inability to sell securities. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may go up or down, sometimes rapidly or unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the portfolio manager feels have above average prospects for growth, which may result in a higher risk of price volatility than a fund that emphasizes other styles of investing. The Portfolio may invest in smaller companies which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers. Market trends refers to the risk that from time to time the stock market may not favor the small sized growth securities in which the Portfolio invests. The market may not favor equities at all. The Portfolio's investment in the technology sector of the stock market and in initial public offerings had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the portfolio. Inability to sell securities refers to the risk that securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

INVESTMENT ADVISER: ING Pilgrim Investments, LLC


PIONEER VARIABLE CONTRACTS TRUST (VCT) EQUITY-INCOME PORTFOLIO (CLASS I SHARES)

INVESTMENT OBJECTIVE
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

POLICIES
Invests primarily in income producing equity securities of U.S. issuers. Income producing equity securities in which the portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts. Normally, invests at least 80% of total assets in income producing equity securities. Remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks. Pioneer (the portfolio's investment adviser) uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer also evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. The portfolio also considers a security's potential to provide a reasonable amount of income. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk, management with demonstrated ability and commitment to the company, and low market valuations relative to earnings forecast, book value, cash flow and sales and good prospects for dividend growth.

PRINCIPAL RISKS
Even though the portfolio seeks current income and long-term growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if the stock marketing goes down (this risk may be greater in the short term), if value stocks fall out of favor with investors, or if the portfolio's assets remain undervalued or do not have the potential value originally expected. Other risks include the possibility that stocks selected for income may not achieve the same return as securities selected for capital appreciation and that interest rates or inflation may increase.

INVESTMENT ADVISER: Pioneer Investment Management, Inc. (Pioneer)


PIONEER VARIABLE CONTRACTS TRUST (VCT) MID-CAP VALUE PORTFOLIO (CLASS I SHARES)

INVESTMENT OBJECTIVE
Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

POLICIES
Normally, invests at least 80% of total assets in equity securities. Focuses on investments in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in Standard & Poor's MidCap 400 Index. Normally, invests at least 65% of total assets in the securities of mid-size companies. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, interests in real estate investment trusts and preferred stocks. Pioneer (the portfolio's investment adviser) uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer also evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk, management with demonstrated ability and commitment to the company, and low market valuations relative to earnings forecast, book value, cash flow and sales. Pioneer also looks for investments with turnaround potential for companies that have been through difficult times, estimated private market value in excess of current stock price and industries with strong fundamentals such as increasing or sustainable demand and barriers to entry.

PRINCIPAL RISKS
Even though the portfolio seeks capital appreciation, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term), if mid-size of value stocks fall out of favor with investors, or if the portfolio's assets remain undervalued or do not have the potential value originally expected. The portfolio also has risks associated with investing in mid-size companies. Compared to large companies, mid-size companies, and the market for their equity securities, are likely to be more sensitive to change in earnings results and investor expectations, have more limited product lines and capital resources, and experience sharper swings in the market values. It also might be harder to sell at the times and prices Pioneer thinks is appropriate and there may be a greater potential for gain and loss.

INVESTMENT ADVISER: Pioneer Investment Management, Inc. (Pioneer)

PIONEER VARIABLE CONTRACTS TRUST (VCT) PIONEER FUND PORTFOLIO (CLASS I SHARES)

INVESTMENT OBJECTIVE
Seeks reasonable income and capital growth.

POLICIES
Invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts and preferred stocks. Although the portfolio focuses on securities that have paid dividends in the preceding 12 months, it may purchase or hold securities that do not provide income if the portfolio expects them to increase in value. Pioneer (the portfolio's investment adviser) uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer also evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk, above average potential for earnings and revenue growth, low market valuations relative to earnings forecast, book values, cash flow and sales. Another consideration is a sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies.

PRINCIPAL RISKS
Even though the portfolio seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term) or if value stocks fall out of favor with investors. Risks also include the possibility that the portfolio's assets may remain undervalued or not have the potential value originally expected or that stocks selected for income do not achieve the same return as securities selected for capital growth.

INVESTMENT ADVISER: Pioneer Investment Management, Inc. (Pioneer)



Form No. X.75992-01                                                    July 2001

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                      SUPPLEMENT DATED JULY 20, 2001 TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001

The information in this supplement updates and amends certain information contained in the Statement of Additional Information dated May 1, 2001 (SAI). You should read this supplement along with the Statement of Additional Information.

1. The section entitled "VARIABLE ANNUITY ACCOUNT C" is amended to include the following funds on the list of funds that may be available under the contract.

     o Franklin Templeton Variable Insurance Products Trust - Value Securities Fund (Class 2 shares)
     o   Janus Aspen Series - Capital Appreciation Portfolio (Service Shares)*
     o Lord Abbett Series Fund, Inc. - Growth and Income Portfolio (Class VC shares)
     o   Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio (Class VC
         shares)
     o Pilgrim Variable Products Trust (VP) Growth Opportunities Portfolio (Class R shares)
     o Pilgrim Variable Products Trust (VP) International Value Portfolio (Class R shares)
     o Pilgrim Variable Products Trust (VP) MidCap Opportunities Portfolio (Class R shares)
     o Pilgrim Variable Products Trust (VP) SmallCap Opportunities Portfolio (Class R shares)
     o Pioneer Variable Contracts Trust (VCT) Equity-Income Portfolio (Class I shares)
     o Pioneer Variable Contracts Trust (VCT) Mid-Cap Value Portfolio (Class I shares)
     o Pioneer Variable Contracts Trust (VCT) Pioneer Fund Portfolio (Class I shares)
     -------------

     * Janus Aspen Series - Capital Appreciation Portfolio (Service Shares) is not available for investment until August 27, 2001.

2. The section entitled "Average Annual Total Return Quotations - Standardized and Non-Standardized" is amended to add the following information:

     As of the date of this supplement the Franklin Value Securities Fund, Lord Abbett Growth and Income Portfolio, Lord Abbett Mid-Cap Value Portfolio, Pilgrim VP Growth Opportunities Portfolio, Pilgrim VP International Value Portfolio, Pilgrim VP MidCap Opportunities Portfolio, Pilgrim VP SmallCap Opportunities Portfolio, Pioneer Equity-Income VCT Portfolio, Pioneer Fund VCT Portfolio, and Pioneer Mid-Cap Value VCT Portfolio have not been offered under Variable Annuity Account C. Therefore, no standardized performance is presented for these investment options.

                                                 -----------------------------------------------------------------------
                                                                                                               FUND
                                                                    NON-STANDARDIZED                        INCEPTION
                                                                                                               DATE
------------------------------------------------------------------------------------------------------------------------
                                                                                                 SINCE
                   SUBACCOUNT                      1 YEAR     3 YEARS    5 YEARS    10 YEARS   INCEPTION**
------------------------------------------------------------------------------------------------------------------------
Franklin Value Securities Fund - Class 2
  Shares                                           23.44%                                         (1.76%)   05/01/1998
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation
  Portfolio (Service Shares)                      (19.42%)    26.90%                              29.36%    05/01/1997
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio -
  Class VC shares(1)                               14.30%     13.65%       16.32%    16.20%
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class
  VC shares                                        50.54%                                         35.40%    09/15/1999
------------------------------------------------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities Portfolio -
  Class R shares                                                                                 (11.42%)   04/30/2000
------------------------------------------------------------------------------------------------------------------------
Pilgrim VP International Value Portfolio -
  Class R shares                                    1.85%     20.37%                              18.06%    08/08/1997
------------------------------------------------------------------------------------------------------------------------
Pilgrim VP MidCap Opportunities Portfolio -
  Class R shares                                                                                 (10.19%)   04/30/2000
------------------------------------------------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities Portfolio
  - Class R shares                                 (0.22%)    40.15%       28.70%                 24.40%    05/06/1994
------------------------------------------------------------------------------------------------------------------------
Pioneer Equity-Income VCT Portfolio - Class
  I shares                                         13.39%     10.85%       15.64%                 17.24%    03/01/1995
------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio - Class I shares        (0.07%)    12.47%                              13.60%    10/31/1997
------------------------------------------------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT Portfolio - Class
  I shares                                         16.50%      7.22%       11.50%                 12.58%    03/01/1995
------------------------------------------------------------------------------------------------------------------------

     **Reflects performance from the fund's inception date. (1) This fund has been in operation for more than ten years.

3. The following information is added to the SAI following the section entitled "Independent Auditors":

                         CHANGE IN INDEPENDENT AUDITORS

     Effective May 3, 2001 Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103 are the independent auditors for the separate account and for the Company. Ernst & Young LLP are expected to complete audits for the separate account and for the Company for the year ended December 31, 2001.

Form No. X.SAI75992-01                                                 July 2001

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
     (a) Financial Statements:
         (1)      Incorporated by reference in Part A:
                  Condensed Financial Information
         (2)      Incorporated by reference in Part B:
                  Financial Statements of Variable Annuity Account C:
                  -   Statement of Assets and Liabilities as of December 31,
                      2000
                  -   Statement of Operations for the year ended December 31,
                      2000
                  - Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
                  - Condensed Financial Information for the year ended December 31, 2000
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of Aetna Life Insurance and Annuity
                  Company:
                  -   Independent Auditors' Report
                  - Consolidated Statements of Income for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  -   Consolidated Balance Sheets as of December 31, 2000 and
                      1999
                  - Consolidated Statements of Changes in Shareholder's Equity for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  - Consolidated Statements of Cash Flows for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  -   Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (3.3)    Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                  Insurance and Annuity Company and Aetna Investment Services,
                  Inc. (AISI) and Letter of Assignment to AISI(4)
         (3.4)    Underwriting Agreement dated November 17, 2000 between Aetna
                  Life Insurance and Annuity Company and Aetna Investment
                  Services, LLC(4)
         (4.1)    Variable Annuity Contract (I-CDA-HD)(5)
         (4.2)    Variable Annuity Contract (GIH-CDA-HB) and (IMT-CDA-HO)(6)

         (4.3)    Variable Annuity Contract (IST-CDA-HO)(7)
         (4.4)    Variable Annuity Contract (I-CDA-HD(XC))(7)
         (4.5)    Endorsement (EIP-SDOTHD-97) to Contract I-CDA-HD(8)
         (4.6)    Endorsement (EIP-SDOTHD-97(NY)) to Contract I-CDA-HD(XC)(8)
         (4.7)    Endorsement (EIP-SDOTPM-97(NY)) to Contracts IMT-CDA-HO and
                  IST-CDA-HO(8)
         (4.8)    Endorsement (EIP-SDOTPM-97) to Contracts IMT-CDA-HO and
                  IST-CDA-HO(8)
         (4.9)    Endorsement (EFUND97) to Contracts IMT-CDA-HO and
                  IST-CDA-HO(9)
         (4.10)   Endorsement (EIRA-ROTH-97(NY)) to Contract I-CDA-HD(XC)(10)
         (4.11)   Endorsement (EIGET-IC(R)) to Contracts I-CDA-HD, IMT-CDA-HO
                  and IST-CDA-HO(11)
         (4.12)   Endorsement (EGETE-IC(R)) to Contract GIH-CDA-HB(12)
         (4.13)   Endorsement (EIGF-IC(NY)) to Contract I-CDA-HD(XC)(13)
         (4.14)   Endorsement (EGET-99) to Contracts I-CDA-HD, IMT-CDA-HO and
                  I-CDA-HD(XC)(14)
         (4.15)   Schedule (ISIRA-97 (XC)) to Contract I-CDA-HD(XC)(10)
         (5.1)    Variable Annuity Contract Application (710.00.16H (11/97))(15)
         (5.2)    Variable Annuity Contract Application (710.00.16H
                  (NY)(11/97))(15)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(16)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(5)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(17)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement by and among AIM Variable
                  Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life
                  Insurance and Annuity Company dated June 30, 1998(18)
         (8.2)    Amendment No. 1 dated October 1, 2000 to Participation
                  Agreement by and among AIM Variable Insurance Funds (formerly
                  AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc.
                  and Aetna Life Insurance and Annuity Company dated June 30,
                  1998(19)
         (8.3)    First Amendment dated November 17, 2000 to Participation
                  Agreement by and among AIM Variable Insurance Funds (formerly
                  AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc.
                  and Aetna Life Insurance and Annuity Company dated June 30,
                  1998(19)
         (8.4)    Service Agreement between Aetna Life Insurance and Annuity
                  Company and AIM effective June 30, 1998(18)

         (8.5) First Amendment dated October 1, 2000 to the Service Agreement between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. effective June 30, 1998(4)
         (8.6) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.7) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998(20)
         (8.8)    Second Amendment dated December 31, 1999 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(21)
         (8.9) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(22)
         (8.10) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(22)
         (8.11) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and

                  Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000(19)
         (8.12) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.13) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(20)
         (8.14) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 4, 1998(22)
         (8.15) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(22)
         (8.16) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(23)
         (8.17) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(23)
         (8.18) Form of Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company dated as of July 1, 2001
         (8.19) Form of Administrative Services Agreement between Franklin Templeton Services, LLC and Aetna Life Insurance and Annuity Company dated as of July 1, 2001
         (8.20) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(5)
         (8.21) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(24)
         (8.22) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(25)
         (8.23) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
         (8.24) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, November 6, 1997 and May 1, 1998(21)
         (8.25) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(5)
         (8.26) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
                  March 1, 1996(25)
         (8.27) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(26)
         (8.28) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)

         (8.29) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, January 20, 1998 and May 1, 1998(21)
         (8.30) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(12)
         (8.31) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(22)
         (8.32) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(20)
         (8.33) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(10)
         (8.34) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(20)
         (8.35) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(21)
         (8.36) Amendment dated as of August 1, 2000 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October 12, 1998 and December 1, 1999(27)
         (8.37) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(10)
         (8.38) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(27)
         (8.39) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(27)
         (8.40) Form of Fund Participation Agreement between Lord Abbett Series Fund, Inc and Aetna Life Insurance and Annuity Company
         (8.41) Form of Service Agreement between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company
         (8.42) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(28)

         (8.43)   First Amendment dated December 1, 1999 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Oppenheimer Variable Annuity Account Funds and Oppenheimer
                  Funds, Inc. dated March 11, 1997(20)
         (8.44)   Service Agreement effective as of March 11, 1997 between
                  Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                  Company(28)
         (8.45)   Fund Participation Agreement among Pilgrim Variable Products
                  Trust, Aetna Life Insurance and Annuity Company and ING
                  Pilgrim Securities, Inc.(29)
         (8.46)   Form of Fund Participation Agreement between Pioneer Variable
                  Contracts Trust and Aetna Life Insurance and Annuity Company
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(30)
         (14.1)   Powers of Attorney(31)
         (14.2)   Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-75992), as filed on February 13, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75992), as filed on April 14, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
11. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
12. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

13. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75992), as filed on September 18, 1998.
14. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
15. Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 33-75964), as filed on April 9, 1998.
16. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
17. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
18. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
19. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
20. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
22. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
23. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
24. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
25. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
26. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
27. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
28. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
29. Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 33-75996), as filed on July 10, 2001.
30. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75992), as filed on April 20, 1998.
31. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-2 (File No. 333-34014), as filed on April 4, 2001.

Item 25.      Directors and Officers of the Depositor*
-----------------------------------------------------

Name and Principal
Business Address                     Positions and Offices with Depositor
----------------                     ------------------------------------

Thomas J. McInerney**                Director and President

Wayne R. Huneke***                   Director and Chief Financial Officer

Robert C. Salipante****              Director

P. Randall Lowery***                 Director

Mark A. Tullis***                    Director

Deborah Koltenuk**                   Vice President and Corporate Controller

Paula Cludray-Engelke****            Secretary

Brian Murphy**                       Vice President and Chief Compliance Officer

   * These individuals may also be directors and/or officers of other affiliates of the Company.
  ** The principal business address of these directors and officers is 151
     Farmington Avenue, Hartford, Connecticut 06156.
 *** The principal business address of these directors and officers is 5780
     Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
**** The principal business address of this Director and this Officer is 20
     Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
------------------------------------------------------------------------------

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

Item 27.      Number of Contract Owners
---------------------------------------

     As of May 31, 2001, there were 618,946 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28.      Indemnification
-----------------------------

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1,

1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in
Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940
         Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account

         I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) The following are the directors and officers of the Principal
         Underwriter:

Name and Principal                   Positions and Offices with
Business Address                     Principal Underwriter
------------------                   --------------------------

Marie Augsberger*                    Director and President

Allan Baker*                         Director and Senior Vice President

Robert L. Francis**                  Director and Senior Vice President

Steven A. Haxton*                    Senior Vice President

Gary J. Hegedus*                     Senior Vice President

Deborah Koltenuk*                    Vice President, Treasurer and Chief
                                     Financial Officer

Therese Squillacote*                 Vice President and Chief Compliance Officer

John F. Todd*                        Corporate Secretary and Counsel (Chief
                                     Legal Officer)

Martin T. Conroy*                    Vice President and Assistant Treasurer

Reginald Bowen*                      Vice President

Christina Lareau*                    Vice President

Dwyatt McClain*                      Vice President

Terran Titus*                        Vice President

William T. Abramowicz                Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                 Vice President

Louis E. Bachetti                    Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Ronald R. Barhorst                   Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Name and Principal                   Positions and Offices with
Business Address                     Principal Underwriter
------------------                   --------------------------

Robert H. Barley***                  Vice President

Steven M. Bresler                    Vice President
6430 South Fiddler's Green Cir.,
Ste 210
Englewood, CO  80111

David Brounley***                    Vice President

Daniel P. Charles                    Vice President
5 Penn Plaza, 11th Fl.
New York, NY 10001-1879

Brian D. Comer*                      Vice President

Albert J. DiCristofaro, Jr.          Vice President
8911 Capitol of TX Hwy., Bldg. 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                      Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian P. Harrington                  Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****             Vice President

William S. Jasien****                Vice President

Jess D. Kravitz**                    Vice President

George D. Lessner                    Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080

Katherine E. Lewis                   Vice President
2675 N. Mayfair Rd., Ste. 501
Milwaukee, WI  53226

Susan J. Lewis                       Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

Name and Principal                   Positions and Offices with
Business Address                     Principal Underwriter
------------------                   --------------------------

James F. Lille                       Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                      Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                     Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Joseph F. McClain*                   Vice President

Pamela Mulvey*                       Vice President

W. Michael Montgomery                Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL  33609

Scott T. Neeb**                      Vice President

Patrick F. O'Christie                Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458

Paulette Playce                      Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                   Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                   Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                   Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Name and Principal                   Positions and Offices with
Business Address                     Principal Underwriter
------------------                   --------------------------

S. Bradford Vaughan, Jr.             Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Mark Woolhiser                       Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                     Assistant Vice President


* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156
** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588
*** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067
**** The principal business address of these officers is 10740 Nall Ave, Ste.
     120, Overland Park, Kansas 66211

     (c) Compensation from January 1, 2000 to December 31, 2000:

  (1)               (2)                (3)              (4)             (5)

Name of       Net Underwriting   Compensation
Principal     Discounts and      on Redemption or   Brokerage
Underwriter   Commissions        Annuitization      Commissions    Compensation*
-----------   -----------        -------------      -----------    -------------

Aetna Life Insurance               $4,282,754                      $178,558,430
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C. Of this amount, $13,700,318 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

         Compensation from January 1, 2000 to December 31, 2000:

  (1)               (2)                (3)              (4)             (5)

Name of       Net Underwriting   Compensation
Principal     Discounts and      on Redemption      Brokerage
Underwriter   Commissions        or Annuitization   Commissions   Compensation**
-----------   -----------        ----------------   -----------   --------------

Aetna Investment                                                    $1,126,164
Services, LLC


** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America during 2000. Of this amount, $61,297 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account C.

Item 30.      Location of Accounts and Records
----------------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                 Aetna Life Insurance and Annuity Company
                 151 Farmington Avenue
                 Hartford, Connecticut  06156

Item 31.      Management Services
---------------------------------

     Not applicable

Item 32.      Undertakings
--------------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75992) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 10th day of July, 2001.

                                      VARIABLE ANNUITY ACCOUNT C OF AETNA
                                      LIFE INSURANCE AND ANNUITY COMPANY
                                         (Registrant)

                                 By:  AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                                              (Depositor)

                                 By:  Thomas J. McInerney*
                                      ------------------------------------------
                                      Thomas J. McInerney
                                      President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                            Title                                      Date
---------                            -----                                      ----

Thomas J. McInerney*                 Director and President                    )
-----------------------------------
Thomas J. McInerney                  (principal executive officer)
                                                                               )

                                                                               )
Wayne R. Huneke*                     Director and Chief Financial Officer      )July
-----------------------------------
Wayne R. Huneke                                                                 10, 2001
                                                                               )


Randy Lowery*                        Director                                  )
-----------------------------------
Randy Lowery

                                                                               )
                                                                               )
Robert C. Salipante*                 Director                                  )
-----------------------------------
Robert C. Salipante
                                                                               )

                                                                               )
Mark A. Tullis*                      Director                                  )
-----------------------------------
Mark A. Tullis

                                                                               )

                                                                               )

Deborah Koltenuk*                    Corporate Controller                      )
-----------------------------------
Deborah Koltenuk                                                               )


By:     /s/ J. Neil McMurdie
       ----------------------------------------------------------
       J. Neil McMurdie
       *Attorney-in-Fact

                                           VARIABLE ANNUITY ACCOUNT C

                                                 EXHIBIT INDEX

Exhibit No.             Exhibit

99-B.8.18               Form of Participation Agreement between Franklin
                        Templeton Variable Insurance Products Trust, Franklin
                        Templeton Distributors, Inc. and Aetna Life Insurance
                        and Annuity Company dated as of July 1, 2001
                                                                    ------------

99-B.8.19               Form of Administrative Services Agreement between
                        Franklin Templeton Services, LLC and Aetna Life
                        Insurance and Annuity Company dated as of July 1, 2001

                                                                    ------------

99-B.8.40               Form of Fund Participation Agreement between Lord Abbett
                        Series Fund, Inc and Aetna Life Insurance and Annuity
                        Company
                                                                    ------------

99-B.8.41               Form of Service Agreement between Lord Abbett & Co. and
                        Aetna Life Insurance and Annuity Company

                                                                    ------------

99-B.8.46               Form of Fund Participation Agreement between Pioneer
                        Variable Contracts Trust and Aetna Life Insurance and
                        Annuity Company
                                                                    ------------

99-B.9                  Opinion and Consent of Counsel

                                                                    ------------

99-B.10                 Consent of Independent Auditors
                                                                    ------------